Citi Fund Services

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

March 11, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

As Administrator on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we are filing exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the amended Prospectus for the Trust that was filed pursuant to Rule 497(e) with the Securities and Exchange Commission on Friday, February 15, 2013.

Questions related to this filing should be directed to my attention at (617) 476-1821 or, in my absence, to Amy Doberman, ProFunds at (240) 497-6539.

Sincerely,

/s/ Jack P. Huntington
Jack P. Huntington
Senior Vice President

cc:	Amy R. Doberman

Kenneth Fang

John Foley